Cash from operations (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Income before taxation	$ 90.1	$ 217.5	$ 233.1	$ 409.5
Adjustments:
Loss from discontinued operations before taxation	(40.8)	(29.1)	(39.6)	(84.2)
Depreciation of property, plant and equipment	49.7	77.7	151.6	234.1
Amortization of intangible assets	4.9	27.3	15.0	49.3
Amortization of prepaid site rent	0.7	0.8	2.7	2.1
Net impairment loss of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.1	1.8	82.5	5.4
Net impairment reversal of withholding tax receivables	(2.3)	(24.9)	(1.8)	(37.8)
Impairment loss/(reversal) of inventory	1.5	(0.2)	4.9	0.2
Net (gain)/loss on disposal of property, plant and equipment and right-of-use assets	(0.9)	0.6	(4.3)	(0.4)
Sharebased payment and long-term employee benefit expenses	56.1	6.0	155.1	20.0
Net loss allowance on trade receivables	0.4	11.8	5.7	13.6
Net loss on disposal of subsidiaries before associated costs of disposal	37.4		17.4
Finance income	(76.8)	(130.2)	(238.3)	(186.3)
Finance costs	115.3	101.7	339.7	330.3
Insurance claim income	(0.1)	(0.1)	(0.2)	(0.4)
Operating income before working capital changes	237.3	260.7	723.5	755.4
Changes in working capital
Increase in inventory	(36.8)	(0.4)	(42.2)	(10.5)
Decrease/(increase) in trade and other receivables	34.9	6.0	11.3	(25.1)
Increase/(decrease) in trade and other payables	11.3	(6.7)	1.1	10.9
Net movement in working capital	9.4	(1.1)	(29.8)	(24.7)
Cash from operations	246.7	259.6	693.7	730.7
Discontinued operations
Cash flows from operating activities
Income before taxation	$ (40.8)	$ (29.1)	$ (39.6)	$ (84.2)